UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment [ X ]; Amendment Number : 1

         This Amendment (Check only one.):        [ X ] is a restatement.
                                                  [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             Needham Management Partners, L.P.
                  -------------------------------------------------------------
Address: 445 Park Avenue
         ----------------------------------------------------------------------
                  New York, NY 10022
                  -------------------------------------------------------------

Form 13F File Number:               028-10110
                                    - - - - - -


The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Glen W. Albanese
                  -------------------------------------------------------------
Title:            General Partner
                  -------------------------------------------------------------
Phone:            212-371-8300
                  -------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Glen W. Albanese               New York, New York               9/16/2002
--------------------               -------------------              ---------
[Signature]                        [City, State]                    [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                             Name

28-
---------------------------------                ------------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                            -

Form 13F Information Table Entry Total:                       122

Form 13F Information Table Value Total:                       $228,723.24
                                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name

         01                28 -

         02                28 -

         03                28 -

NEEDHAM MANAGEMENT PARTNERS, L.P.
6/30/2002


                                                                 Item 4         Item 5
                                                               FAIR MARKET      SHARES/          Item 6       Item 7       Item 8
Item 1                               Item 2        Item 3         VALUE        PRINCIPAL       INVESTMENT     OTHER        VOTING
NAME OF ISSUER                   TITLE OF CLASS    CUSIP       (THOUSANDS)      AMOUNT         DISCRETION    MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------

3COM CORP                         Common Stock    885535104      1,232.00        280,000           Sole                     Sole
ACTEL CORP                        Common Stock    004934105      2,732.60        130,000           Sole                     Sole
ADC TELECOMMUNICATIONS INC        Common Stock    000886101      1,522.85        665,000           Sole                     Sole
ADE CORP                          Common Stock    00089C107      1,603.00        140,000           Sole                     Sole
ADVANCED MICRO DEVIC ED INC US    Common Stock    007903107      2,673.00        275,000           Sole                     Sole
AMERICAN PWR CONVERSION CORP      Common Stock    029066107      1,136.70         90,000           Sole                     Sole
ANAREN MICROWAVE    INC           Common Stock    032744104        864.00        100,000           Sole                     Sole
APW LTD                           Common Stock    G04397108          6.40        160,000           Sole                     Sole
ARROW ELECTRONICS INC             Common Stock    042735100      1,504.38         72,500           Sole                     Sole
ARTESYN TECHNOLOGIES INC          Common Stock    043127109        832.58        127,500           Sole                     Sole
ASPEN TECHNOLOGY    INC           Common Stock    045327103        959.10        115,000           Sole                     Sole
AT&T CORP                         Common Stock    001957109      2,996.00        280,000           Sole                     Sole
AT&T WIRELESS SERVICES INC.       Common Stock    00209A106      2,223.00        380,000           Sole                     Sole
ATMEL CORP                        Common Stock    049513104      2,566.60        410,000           Sole                     Sole
AXT, INC.                         Common Stock    00246W103      2,074.80        260,000           Sole                     Sole
BARBEQUES GALORE LTD              ADR             067091108         45.30         15,000           Sole                     Sole
BELL MICROPRODUCTS INC            Common Stock    078137106      2,857.75        355,000           Sole                     Sole
BOSTON SCIENTIFIC CORP            Common Stock    101137107      2,638.80         90,000           Sole                     Sole
BOTTOMLINE TECH INC               Common Stock    101388106        141.23         25,000           Sole                     Sole
BRANTLRY CAPITAL CORP             Common Stock    105494108        475.00         50,000           Sole                     Sole
BROOKSTONE INC                    Common Stock    114537103      3,193.20        180,000           Sole                     Sole
BTU INTL INC                      Common Stock    056032105        193.00         50,000           Sole                     Sole
CELERITEK INC                     Common Stock    150926103      1,023.00        155,000           Sole                     Sole
CIMATRON LTD                      Common Stock    M23798107         36.00         45,000           Sole                     Sole
COLLECTORS UNIVERSE               Common Stock    19421R101        198.00        200,000       Shared/Other             Shared/Other
COLLECTORS UNIVERSE               Common Stock    19421R101        225.23        227,500           Sole                     Sole
CONEXANT SYTEMS INC               Common Stock    207142100         19.46         12,014           Sole                     Sole
CONMED CORPORATION                Common Stock    207410101      7,815.50        350,000           Sole                     Sole
COSINE COMMUNICATIONS INC         Common Stock    221222102         43.00        100,000           Sole                     Sole
CROSSROADS SYSTEMS INC            Common Stock    22765D100        149.94        147,000           Sole                     Sole
CTS CORP                          Common Stock    126501105      2,347.80        195,000           Sole                     Sole
CYMER INC                         Common Stock    232572107      1,118.27         31,914           Sole                     Sole
DATALINK CORP                     Common Stock    237934104      2,499.05        755,000           Sole                     Sole
DDI CORP                          Common Stock    233162106        747.00        830,000           Sole                     Sole
DEL GLOBAL TECHNOLOGIES CORP      Common Stock    245073101        736.00        200,000           Sole                     Sole
ELECTRONIC DATA SYS CORP          Common Stock    285661104      1,300.25         35,000           Sole                     Sole
EMS TECHNOLOGIES INC              Common Stock    26873N108      6,362.18        307,500           Sole                     Sole
ERICSSON LM TEL CO                ADR             294821400      1,058.40        735,000           Sole                     Sole
FIRST DATA CORP                   Common Stock    319963104      5,133.60        138,000           Sole                     Sole
FOUNDRY NETWORKS INC              Common Stock    35063R100        456.95         65,000           Sole                     Sole
FREQUENCY ELECTRONICS INC.        Common Stock    358010106        990.00        110,000           Sole                     Sole
FSI INTL INC                      Common Stock    302633102      3,387.05        453,421           Sole                     Sole
GRANT PRIDE CO                    Common Stock    38821G101      1,795.20        132,000           Sole                     Sole
GSI LUMONICS INC                  Common Stock    36229U102        107.80         14,000           Sole                     Sole
H & Q LIFE SCIENCES INVS          Common Stock    404053100      1,731.82        119,107           Sole                     Sole
H&Q HEALTH CARE                   Common Stock    404052102      2,375.13        137,053           Sole                     Sole
HARRIS CORPORATION                Common Stock    413875105      3,823.32        105,500           Sole                     Sole
HARTE-HANKS COMMUNICATIONS INC    Common Stock    416196103      3,133.88        152,500           Sole                     Sole
HELIX TECHNOLOGY CORP             Common Stock    423319102      1,030.00         50,000           Sole                     Sole
HONEYWELL INC                     Common Stock    438516106      6,517.55        185,000           Sole                     Sole
II VI INC.                        Common Stock    902104108      2,473.98        167,500           Sole                     Sole
INTEVAC INC                       Common Stock    461148108        375.00        150,000           Sole                     Sole
KEMET CORP                        Common Stock    488360108      1,919.95        107,500           Sole                     Sole
KEY TECHNOLOGY INC                Common Stock    493143101      1,401.25        295,000           Sole                     Sole
KRONOS INC                        Common Stock    501052104      5,457.53        179,000           Sole                     Sole
KVH INDUSTRIES INC                Common Stock    482738101        376.50         50,000           Sole                     Sole
LOGIC VISION                      Common Stock    54140W107        629.41        117,646           Sole                     Sole
MACDERMID INC                     Common Stock    554273102      4,837.50        225,000           Sole                     Sole
MANUFACTURS SVCS                  Common Stock    565005105      1,666.35        345,000           Sole                     Sole
MICROSEMI CORP                    Common Stock    595137100        792.00        120,000           Sole                     Sole
MIPS TECHNOLOGIES INC             Common Stock    604567107        431.90         70,000           Sole                     Sole
MOTOROLA INC                      Common Stock    620076109      3,647.50        250,000           Sole                     Sole
MTI TECHNOLOGY CORP               Common Stock    553903105        117.25        175,000           Sole                     Sole
NETSCREEN TECHNOLOGIES INC        Common Stock    64117V107         27.54          3,000           Sole                     Sole
NEWPORT CORP                      Common Stock    651824104      1,566.00        100,000           Sole                     Sole
NOVA MEASURING INSTRUMENTS LTD    Common Stock    M7516K103        535.20        240,000           Sole                     Sole
OIL STATES INTERNATIONAL INC.     Common Stock    678026105      1,904.00        160,000           Sole                     Sole
ORBOTECH LTD.                     Common Stock    M75253100      3,427.70        151,000           Sole                     Sole
PARAMETRIC TECHNOLOGY CORP        Common Stock    699173100      1,715.00        500,000           Sole                     Sole
PARK ELECTROCHEMICAL CORP         Common Stock    700416209      1,987.50         75,000           Sole                     Sole
PARLEX CORP                       Common Stock    701630105      1,936.00        160,000           Sole                     Sole
PARTHUS TECHNOLOGIES              Common Stock    70211Y103        905.60        283,000           Sole                     Sole
PEDIATRICS SVCS AMERICA INC       Common Stock    705323103        280.80         40,000           Sole                     Sole
PEMSTAR INC                       Common Stock    706552106        399.00        300,000           Sole                     Sole
PEREGRINE SYSTEMS INC             Common Stock    71366Q101        126.00        420,000           Sole                     Sole
PERSISTANCE SOFTWARE INC          Common Stock    715329108     30,000.00         50,000           Sole                     Sole
PHARSIGHT CORP                    Common Stock    71721Q101        152.50        152,500           Sole                     Sole
PHARSIGHT CORP                    Common Stock    71721Q101        305.81        305,811       Shared/Other             Shared/Other
PHOENIX TECHNOLOGIES LTD.         Common Stock    719153108      1,900.00        190,000           Sole                     Sole
PHOTOTRONICS INC                  Common Stock    719405102      4,545.60        240,000           Sole                     Sole
PRECISION CASTPARTS CORP.         Common Stock    740189105      3,300.00        100,000           Sole                     Sole
PSS WORLD MED INC                 Common Stock    69366A100      1,417.50        175,000           Sole                     Sole
QUIKLOGIC INC.                    Common Stock    74837P108        580.80        160,000           Sole                     Sole
QUINTILES TRANSNATIONAL CORP      Common Stock    748767100      1,311.45        105,000           Sole                     Sole
RAINBOW TECHNOLOGIES INC          Common Stock    750862104      1,377.60        280,000           Sole                     Sole
RAWLINGS SPORTING GOODS CO.       Common Stock    754459105        527.56         99,353           Sole                     Sole
REMEC INC                         Common Stock    759543101      1,907.40        340,000           Sole                     Sole
RENAL CARE GROUP INC              Common Stock    759930100      2,803.50         90,000           Sole                     Sole
ROBOTIC VISION SYS INC            Common Stock    771074101      1,444.27      1,569,682           Sole                     Sole
ROCKFORD CORP                     Common Stock    77316P101      1,573.43        157,500           Sole                     Sole
SANMINA CORP                      Common Stock    800907107      1,198.90        190,000           Sole                     Sole
SIMPLE TECH                       Common Stock    828823104        341.00        100,000           Sole                     Sole
SIRENZA MICRODEVICES              Common Stock    829667106        211.77        104,839           Sole                     Sole
SKYWORKS SOLUTIONS, INC           Common Stock    83088M102         23.40          4,216           Sole                     Sole
SOLECTRON CORP                    Common Stock    834182107      2,321.63        377,500           Sole                     Sole
SOUNDVIEW TECHNOLOGIES GROUP      Common Stock    83611Q109        425.00        250,000           Sole                     Sole
SOUTHWALL TECHNOLOGIES INC        Common Stock    844909101        269.50         50,000           Sole                     Sole
SPEEDFAM-IPEC INC                 Common Stock    847705100      2,633.10        502,500           Sole                     Sole
STANDARD MICROSYSTEM CORP         Common Stock    853626109      2,778.90        117,700           Sole                     Sole
STORAGE TECHNOLOGY CORP           Common Stock    862111200        798.50         50,000           Sole                     Sole
SUNTRON CORP                      Common Stock    86789P100        211.00         25,000           Sole                     Sole
SYNPLICITY INC                    Common Stock    87160Y108        458.00        100,000           Sole                     Sole
SYPRIS SOLUTIONS INC              Common Stock    871655106      4,099.50        225,000           Sole                     Sole
THERMO ELECTRON CORP              Common Stock    883556102      2,557.50        155,000           Sole                     Sole
TRIKON TECHNOLOGIES INC           Common Stock    896187408        660.77         73,500           Sole                     Sole
TRIQUINT SEMICONDUCTOR INC        Common Stock    89674K103      1,153.80        180,000           Sole                     Sole
TYCO INTERNATIONAL LTD            Common Stock    902124106      2,296.70        170,000           Sole                     Sole
US ONCOLOGY INC                   Common Stock    90338W103      1,666.00        200,000           Sole                     Sole
VALERO ENERGY CORP.               Common Stock    91913Y100      3,367.80         90,000           Sole                     Sole
VARCO INTL INC                    Common Stock    922122106      6,000.43        342,100           Sole                     Sole
VERSATA INC                       Common Stock    925298101        150.00        124,995           Sole                     Sole
VIASAT INC                        Common Stock    92552V100      1,981.05        235,000           Sole                     Sole
VIASYS HEALTHCARE INC.            Common Stock    92553Q209      1,657.75         95,000           Sole                     Sole
VISHAY INTERTECNLGY               Common Stock    928298108      2,200.00        100,000           Sole                     Sole
VISUAL NETWORKS INC               Common Stock    928444108        213.00        150,000           Sole                     Sole
WEST MARINE INC                   Common Stock    954235107      1,212.20         95,000           Sole                     Sole
WESTERN DIGITAL CORP              Common Stock    958102105      1,023.75        315,000           Sole                     Sole
WORLDCOM INC                      Common Stock    98157D106        581.00        700,000           Sole                     Sole
XICOR INC                         Common Stock    984903104        432.28        107,000           Sole                     Sole


INTEGRATED PROCESS                Bond            45812KAD0        625.00      1,000,000           Sole                     Sole
ADAPTEC INC                       Bond            00651FAC2        965.00      1,000,000           Sole                     Sole
LAM RESEARCH                      Bond            512807AC2      1,492.50      1,500,000           Sole                     Sole

                                                              -----------
                                                               228,723.24
                                                              ===========

                                                              122 ENTRIES
                                                              -----------